INCOME TAXES - Summary of principle components of deferred tax assets and deferred taxes liability (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 778,837	¥ 750,576
Net operating loss carrying forwards	584,693	578,623
Transfer of intangible assets	1,340	1,510
Accrued liabilities	1,876	2,176
Total deferred tax assets	1,366,746	1,332,885
Less: valuation allowance	(1,351,067)	(1,332,885)	¥ (573,565)	¥ (40,352)
Deferred tax assets, net	15,679	0
Deferred tax liabilities
Building and land use right	69,307	71,107
Intangible assets	4,719	0
Unrecognized gains of investments	481	509
Total deferred tax liabilities	¥ 74,507	¥ 71,616